Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accrued expenses
	December 31, 2018	December 31, 2017
Accrued payroll	$444,400	$110,800
Accrued rent	4,941
Accrued interest expense – related party (Note 7)	18,868	17,460
Accrued expenses	87,240	42,667
Total	$555,449	$170,927